Term deposits (Tables)	12 Months Ended
Mar. 31, 2018
Term deposits
Schedule of term deposits

	March 31,
	2017	2018
Fixed deposits with banks	3,027,861	1012,144

Total	3,027,861	1012,144

Non-current	27,686	6,187
Current	3,000,175	1005,957

Total	3,027,861	1012,144